UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathew Hoffman
           --------------------------------------------------
Title:     General Counsel
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Phone:     212-756-8051
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Mathew Hoffman         New York, New York              8/14/08
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        8
                                               -------------

Form 13F Information Table Value Total:        148,541

                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






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                                                        FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8

NAME OF                       TITLE                    VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
ISSUER                      OF CLASS        CUSIP    (X $1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS     SOLE   SHARED  NONE
-----------------------     ---------     ---------  --------- ---------  ---  ----  ----------    --------     ----   ------  -----
BLOCKBUSTER INC               CL A        093679108   24,616   9,846,383  SH           SOLE                  9,846,383

BLUEFLY INC                   COM NEW     096227301   12,489   3,038,626  SH           SOLE                  3,038,626

EQUITY MEDIA HLDGS CORP       COM         294725106       61      87,747  SH           SOLE                     87,747

                              *W EXP
EQUITY MEDIA HLDGS CORP       08/26/200_  294725114       14     300,000  SH           SOLE                    300,000

                              UNIT
EQUITY MEDIA HLDGS CORP       08/26/2009  294725205    1,167   1,667,000  SH           SOLE                  1,667,000

GAIAM INC                     CL A        36268Q103   60,002   4,441,338  SH           SOLE                  4,441,338

RUSS BERRIE & CO              COM         782233100   35,066   4,399,733  SH           SOLE                  4,399,733

WET SEAL INC                  CL A        961840105   15,126   3,170,974  SH           SOLE                  3,170,974


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